UNCONSOLIDATED STRUCTURED ENTITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of unconsolidated structured entities [line items]
Percentage of total assets	1.35%	1.92%
Grupo Aval [Member]
Disclosure of unconsolidated structured entities [line items]
Investments at fair value through profit or loss	$ 2,195,458	$ 3,050,101
Other account receivables	34,431	37,606
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	2,229,889	3,087,707
Grupo Aval’s maximum exposure	2,229,889	3,087,707
Securitizations [Member]
Disclosure of unconsolidated structured entities [line items]
Investments at fair value through profit or loss	13,733	19,602
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	13,733	19,602
Grupo Aval’s maximum exposure	13,733	19,602
Managed funds [Member] | Grupo Aval [Member]
Disclosure of unconsolidated structured entities [line items]
Investments at fair value through profit or loss	2,181,725	3,030,499
Other account receivables	34,431	37,606
Total assets in relation to the Grupo Aval’s interests in the unconsolidated structured entities	2,216,156	3,068,105
Grupo Aval’s maximum exposure	$ 2,216,156	$ 3,068,105